RidgeWorth International Equity Fund
INTERNATIONAL EQUITY FUND Summary Section A Shares, I Shares, IS Shares and T Shares
Investment Objective
The International Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 10 of the Fund’s prospectus and Rights of Accumulation on page [73] of the Fund’s statement of additional information. Intermediary specific sales charge variations are described in Appendix A to this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RidgeWorth International Equity Fund	A Shares	I Shares	IS Shares	T Shares
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	5.75%	none	none	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RidgeWorth International Equity Fund		A Shares	I Shares	IS Shares	T Shares
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	none	none	0.25%
Other Expenses	[1]	0.43%	0.53%	0.43%	0.62%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.54%	1.39%	1.29%	1.73%
Fee Waivers and/or Expense Reimbursements	[3]	(0.05%)	(0.13%)	(0.18%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.49%	1.26%	1.11%	1.49%
[1]	Other Expenses for T Shares are estimated for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.
[3]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2017 (August 1, 2018 for the T Shares) in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.48%, 1.25%, 1.10% and 1.48% for the A, I, IS and T Shares, respectively. This agreement may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RidgeWorth International Equity Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	718	1,029	1,362	2,300
I Shares	128	427	748	1,657
IS Shares	113	391	690	1,541
T Shares	398	759	1,143	2,221

Expense Example, No Redemption - RidgeWorth International Equity Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	718	1,029	1,362	2,300
I Shares	128	427	748	1,657
IS Shares	113	391	690	1,541
T Shares	398	759	1,143	2,221

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. These foreign companies may be located in emerging markets. The Fund’s investments in equity securities may include common stocks, preferred stocks, warrants and depository receipts.

The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

In selecting investments for purchase and sale, WCM Investment Management (“WCM” or the “Subadviser”) uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. The Subadviser’s investment process focuses on seeking companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Subadviser also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in any size companies, it will generally invest in large capitalization established multinational companies. The Subadviser considers large capitalization companies to be those with market capitalization of $3.5 billion or greater at the time of investment. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. Foreign companies that the Fund invests in may be located in emerging countries which are countries that the World Bank or the United Nations considers to be emerging or developing.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. As of the date of this prospectus, T Shares had not commenced operations.  Performance information for T shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year.

Best Quarter	Worst Quarter
30.56%	-25.93%
(6/30/2009)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2016)
Average Annual Total Returns - RidgeWorth International Equity Fund		1 Year	5 Years	10 Years	Inception Date
A Shares		(0.24%)	6.72%	0.49%
IS Shares	[1]	0.10%			Aug. 31, 2015
I Shares		0.02%	6.90%	0.73%
I Shares | Return After Taxes on Distributions		(0.13%)	4.92%	(0.63%)
I Shares | Return After Taxes on Distributions and Sale of Fund Shares		0.24%	5.17%	0.59%
Morgan Stanley MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		4.50%	5.00%	0.96%
[1]	IS Shares' average annual total return before taxes for the period since inception on August 31, 2015 through December 31, 2016 was 2.75%.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.